Leases - Summary of Components of Operating Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Total operating lease expense	$ 2,856	$ 2,771	$ 2,727
Operating lease expenses R&D [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs	1,203	1,243	1,242
Variable lease costs	1,190	1,087	1,051
Operating lease expenses G&A [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs	232	235	235
Variable lease costs	$ 231	$ 206	$ 199